Document and Entity Information		6 Months Ended
	Jul. 26, 2019	Jun. 30, 2019
Cover page.
Document Type	8-K
Document Period End Date	Jul. 26, 2019
Entity Registrant Name	BARNES GROUP INC
Entity Central Index Key	0000009984
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	1-4801
Entity Tax Identification Number	06-0247840
Entity Address, Address Line One	123 Main Street
Entity Address, City or Town	Bristol
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06010
City Area Code	860
Local Phone Number	583-7070
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security		Common Stock, par value $0.01 per share
Trading Symbol		B
Security Exchange Name		NYSE